SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Fair Value of the Company's Financial Assets and Liabilities [Table Text Block]
	Level 1	Level 2	Level 3	Level 4
Liabilities
Derivative liability	$-	$-	$694,587	$694,587